Rule 497(e)

File Nos. 333-177070 & 811-05961

GREAT-WEST SMART TRACKSM VARIABLE ANNUITY

SUPPLEMENT dated February 3, 2012

To the Prospectus dated December 30, 2011 for the

Variable Annuity-2 Series Account

of First Great-West Life & Annuity Insurance Company

Effective immediately, the Example beginning on page 11 of the Prospectus is deleted in its entirety and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.

The Example below assumes that you invest $10,000 in the Investment Segment of the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge and the maximum fees and expenses of any of the Portfolios in the Investment Segment. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$215.00	$696.65	$1,254.24	$3,044.22

(2)	If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years

$215.00	$696.65	$1,254.24	$3,044.22

(3)	If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$215.00	$696.65	$1,254.24	$3,044.22

The Example below assumes that you invest $10,000 in the Income Segment of the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current GLWB Rider fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$238.00	$769.48	$1,382.35	$3,337.45

(2)	If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years

$238.00	$769.48	$1,382.35	$3,337.45

(3)	If you do not surrender your Contract:

1 year	3 years	5 years	10 years

$238.00	$769.48	$1,382.35	$3,337.45

The Example below assumes that you invest $10,000 in the Income Segment of the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, maximum GLWB Rider fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$288.00	$926.67	$1,656.91	$3,954.83

(2)	If you annuitize at the end of the applicable time period:

1 year	3 years	5 years	10 years

$288.00	$926.67	$1,656.91	$3,954.83

(3)	If you do not surrender your Contract:

1 year	3 years	5 years	10 years

$288.00	$926.67	$1,656.91	$3,954.83

These Examples do not show the effect of premium taxes. Premium taxes, if any, are deducted from Contract Value upon full surrender, death, or annuitization. This Example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.

The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” in this Prospectus.

This Supplement must be accompanied by, or read in

conjunction with, the current Prospectus, dated December 30, 2011.

Please keep this Supplement for future reference.